GENERAL AND ADMINISTRATIVE EXPENSE	6 Months Ended
Jun. 30, 2022
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Employee compensation and benefits	$90	$88	$181	$175
Management fees	72	55	142	106
Transaction costs	11	25	15	29
Other	61	75	128	146
Total general and administrative expense	$234	$243	$466	$456